Summary of Significant Accounting Policies (Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Amortization of Intangible Assets	$ 153	$ 108	$ 52
Intangible Assets, Net (Excluding Goodwill)	647	800
Finite-Lived Intangible Assets, Accumulated Amortization	248	95
Finite-Lived Intangible Assets, Amortization Method	These intangible assets will continue to be amortized using the sum-of-the-years digits method of amortization over ten years
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization Expense for the Core Deposit Intangible, Next Twelve Months	137
Amortization Expense for the Core Deposit Intangible, Year Two	121
Amortization Expense for the Core Deposit Intangible, Year Three	104
Amortization Expense for the Core Deposit Intangible, Year Four	88
Amortization Expense for the Core Deposit Intangible, Year Five	72
Amortization Expense for the Core Deposit Intangible, Year Six	56
Amortization Expense for the Core Deposit Intangible, Year Seven	39
Amortization Expense for the Core Deposit Intangible, Year Eight	23
Amortization Expense for the Core Deposit Intangible, Year Nine	7
Amortization Expense for the Core Deposit Intangible, Total	$ 647